Related party transactions - Major transactions with related parties (Details) - Trip.com Group - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Hotel reservation payments collected on behalf of the Group
Related party transactions
Amounts of transaction	¥ 1,036,073	¥ 514,382
Hotel reservation service fees
Related party transactions
Amounts of transaction	¥ 23,132	¥ 9,964